UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549
                     Form 13F

               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2000

Check here if Amendment [    ]; Amendment Number:  _____
     This Amendment (Check only one.):  [    ] is a restatement.
                                [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  DDJ Capital Management, LLC
Address:  141 Linden Street, Suite 4
       Wellesley, MA  02482-7910

Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Breazzano
Title: Member
Phone: 781-283-8500

Signature, Place, and Date of Signing:

/s/ David J. Breazzano                  Wellesley, MA  November 15, 2000

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[    ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
     other reporting manager(s).)
[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are
     reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total: 119,648


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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Column 1     Column   Column  Colu         Colu       Colum  Column        Colu
             2        3       mn 4         mn 5       n 6    7             mn 8
                              Valu  Shrs          Pu  Inves  Other
Name of      Title    CUSIP   e     or     SH/P   t/  tment  Manage Sole   Shar  Non
Issuer       of               (x$1  prn    RN     Ca  discr  rs            ed    e
             Class            000)  amt           ll  etion
Globalstar   PUT      G3930H  1,24  810    SH         SOLE          810
Telecommunic          954     0
ations Ltd
Action       SB NT    004933  1,29  4,500  SH         SOLE          4,500
Performance  CV       AB3     4
Cos Inc      4.75%
             05
Albertsons   COM      013104  242   11,500 SH         SOLE          11,50
Inc.                  104                                           0
Ameristar    COM      03070Q  211   45,000 SH         SOLE          45,00
Casinos Inc           101                                           0
Argosy       COM      040228  181   10,000 SH         SOLE          10,00
Gaming Co             108                                           0
Bank         COM      063671  909   20,000 SH         SOLE          20,00
Montreal Que          101                                           0
Barnes &     COM      067774  246   12,500 SH         SOLE          12,50
Noble Inc             109                                           0
Digital Is   SUB NT   25385N  5,23  9,000  SH         SOLE          9,000
Inc Del      CV 6%    AA9     3
             05
Efficient    SB NT    282056  3,25  5,100  SH         SOLE          5,100
Networks Inc CV 5%    AB6     1
             05
Federal      PUT      313549  265   1,270  SH         SOLE          1,270
Mogul Corp            957
Forbes Medi- COM      344907  277   65,700 SH         SOLE          65,70
Tech Inc              100                                           0
Friendly Ice COM      358497  138   37,500 SH         SOLE          37,50
Cream Corp            105                                           0
New
Frontier     COM      359065  46,6  2,402, SH         SOLE          2,402
Airlines Inc          109     97    400                             ,400
New
Harrahs      COM      413619  275   10,000 SH         SOLE          10,00
Entmt Inc             107                                           0
Hasbro Inc   COM      418056  114   10,000 SH         SOLE          10,00
                      107                                           0
Internet Cap SUB NT   46059C  11,1  21,650 SH         SOLE          21,65
Group Inc    CV 5.5%  AA4     51                                    0
             04
Littlefield  COM      537590  40    20,000 SH         SOLE          20,00
Corp                  101                                           0
Lodgian Inc  COM      54021P  255   88,550 SH         SOLE          88,55
                      106                                           0
Marvel       COM      57383M  667   205,13 SH         SOLE          205,1
Enterprises           108           8                               38
Metretek     COM      59159Q  1,65  600,00 SH         SOLE          600,0
Tech Inc              107     0     0                               00
Mission West COM      605203  139   10,000 SH         SOLE          10,00
PPTYS Inc             108                                           0
Mountain     COM NEW  62426E  854   2,102, SH         SOLE          2,102
Prov Mng Inc          402           151                             ,151
NCS          SB DB    628874  2,32  22,953 SH         SOLE          22,95
Healthcare   CV       AC3     4                                     3
Inc          5.75%04
PTEK Hldgs   COM      69366M  2,53  819,66 SH         SOLE          819,6
Inc                   104     6     0                               60
Penn Traffic COM NEW  707832  26,4  3,463, SH         SOLE          3,463
Co New                200     10    569                             ,569
Seagram Ltd  COM      811850  369   6,400  SH         SOLE          6,400
                      106
Station      COM      857689  143   10,000 SH         SOLE          10,00
Casinos Inc           103                                           0
TVX Gold Inc NT       87308K  1,64  2,000  SH         SOLE          2,000
             LNKED    AA9     0
             CV 5%
             02
Toronto      COM NEW  891160  735   25,000 SH         SOLE          25,00
Dominion BK           509                                           0
Ont
Trikon       COM NEW  896187  3,45  244,59 SH         SOLE          244,5
Technologies          408     5     8                               98
Inc
UCAR Intl    COM      90262K  159   12,500 SH         SOLE          12,50
Inc                   109                                           0
Ventas Inc   COM      92276F  55    11,000 SH         SOLE          11,00
                      100                                           0
WMS Inds Inc COM      929297  225   10,000 SH         SOLE          10,00
                      109                                           0
Waste Sys    COM NEW  94106P  6,13  5,450, SH         SOLE          5,450
Intl Inc              209     2     534                             ,534
World Access COM NEW  98141A  136   25,136 SH         SOLE          25,13
Inc                   101                                           6
Grand Total                   119,  15,796                          15,79
                              648   ,119                            6,119



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